Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	9 Months Ended	12 Months Ended		18 Months Ended	21 Months Ended	24 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Oct. 30, 2020	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2021	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2022	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
The Income Fund of America - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class A (with sales charge)
Accumulated Value			$ 9,425				$ 10,240			$ 10,954			$ 11,417			$ 11,713			$ 14,317			$ 14,088		$ 14,714		$ 16,482		$ 18,537		$ 21,462
The Income Fund of America - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class C (with sales charge)
Accumulated Value			10,000				10,779			11,438			11,828			12,043			14,609			14,266		14,793		16,450		18,501		21,420
The Income Fund of America - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class F-1
Accumulated Value			10,000				10,857			11,600			12,081			12,387			15,127			14,873		15,527		17,380		19,534		22,605
The Income Fund of America - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class F-2
Accumulated Value			10,000				10,884			11,663			12,172			12,514			15,325			15,110		15,815		17,754		20,003		23,208
The Income Fund of America - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class F-3
Accumulated Value		$ 10,000		$ 10,530				$ 11,295			$ 11,806			$ 12,145			$ 14,886			$ 14,694			$ 15,395		$ 17,300		$ 19,518		$ 22,668
The Income Fund of America - Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class 529-A (with sales charge)
Accumulated Value			9,650				10,478			11,197			11,661			11,958			14,606			14,366		15,001		16,803		18,885		21,868
The Income Fund of America - Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class 529-C (with sales charge)
Accumulated Value			10,000				10,774			11,427			11,812			12,023			14,580			14,340		14,974		16,773		18,850		21,829
The Income Fund of America - Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class 529-E
Accumulated Value			10,000				10,830			11,548			11,995			12,272			14,961			14,678		15,293		17,084		19,165		22,129
The Income Fund of America - Class 529-F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class 529-F-2
Accumulated Value	$ 10,000				$ 12,424				$ 12,251			$ 12,825			$ 14,403			$ 16,227			$ 18,835
The Income Fund of America - Class 529-F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class 529-F-3
Accumulated Value	10,000				12,428				12,261			12,837			14,417			16,256			18,868
The Income Fund of America - Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class R-1
Accumulated Value			10,000				10,776			11,432			11,818			12,025			14,581			14,242		14,758		16,404		18,302		21,026
The Income Fund of America - Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class R-2
Accumulated Value			10,000				10,776			11,433			11,818			12,026			14,583			14,236		14,751		16,398		18,301		21,021
The Income Fund of America - Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class R-2E
Accumulated Value			10,000				10,811			11,503			11,923			12,170			14,800			14,493		15,065		16,794		18,789		21,648
The Income Fund of America - Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class R-3
Accumulated Value			10,000				10,823			11,537			11,976			12,248			14,915			14,629		15,224		17,000		19,053		21,992
The Income Fund of America - Class R-4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class R-4
Accumulated Value			10,000				10,854			11,604			12,085			12,393			15,136			14,892		15,543		17,409		19,569		22,650
The Income Fund of America - Class R-5E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class R-5E
Accumulated Value			10,000				10,872			11,648			12,158			12,489			15,293			15,071		15,761		17,688		19,922		23,106
The Income Fund of America - Class R-5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class R-5
Accumulated Value			10,000				10,889			11,674			12,196			12,546			15,375			15,169		15,884		17,841		20,119		23,354
The Income Fund of America - Class R-6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						The Income Fund of America — Class R-6
Accumulated Value			10,000				10,894			11,691			12,219			12,571			15,411			15,212		15,937		17,907		20,200		23,464
StandardPoors500IndexMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,876	13,594		11,604	12,643	12,963	13,489	13,652	14,650	14,566	15,285	17,895	16,308	20,855	20,818	22,251	19,888	24,891	21,219	22,476	23,980	27,454	29,292	31,938	34,076	38,187	40,742
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,660	12,259		11,003	11,736	11,530	12,113	12,727	12,366	13,137	14,242	14,346	14,700	17,437	16,040	17,998	16,400	18,216	16,928	17,589	18,155	20,406	21,063	22,815	23,549	25,910	26,744
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,265	$ 10,061		$ 9,949	$ 10,183	$ 9,144	$ 9,869	$ 11,006	$ 8,836	$ 10,666	$ 12,120	$ 9,287	$ 11,746	$ 12,035	$ 9,601	$ 11,664	$ 10,937	$ 9,861	$ 10,600	$ 10,569	$ 10,243	$ 11,108	$ 10,766	$ 11,484	$ 11,130	$ 11,795	$ 11,431